May 30, 2000

                        THE DREYFUS/LAUREL FUNDS TRUST

                 DREYFUS PREMIER LIMITED TERM HIGH INCOME FUND

                           SUPPLEMENT TO PROSPECTUS

                               DATED MAY 1, 2000

      THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "YOUR INVESTMENT -- SERVICES FOR FUND INVESTORS."

Class B Shares -- Dreyfus Automatic Withdrawal Plan

      For any Fund account opened on or after July 24, 2000, or any existing Fund account to which the Dreyfus Automatic Withdrawal Plan ("AWP") is added on or after July 24, 2000, there will be no CDSC on Class B shares redeemed pursuant to an AWP withdrawal, as long as the amount of the withdrawal does not exceed an annual rate of 12% of the greater of the account value at the time of the first withdrawal under the AWP, or the account value at the time of the subsequent withdrawal.

                                                                       029s0500



                                                                    May 30, 2000



                         THE DREYFUS/LAUREL FUNDS TRUST
                  DREYFUS PREMIER LIMITED TERM HIGH INCOME FUND

                Supplement to Statement of Additional Information
                                Dated May 1, 2000


          The following information supplements the information contained in the section of the Fund's Statement of Additional Information entitled "Shareholder Services - Automatic Withdrawal Plan."

          Class B Shares - Automatic Withdrawal Plan

          For any Fund account opened on or after July 24, 2000, or any existing Fund account to which the Automatic Withdrawal Plan ("AWP") is added on or after July 24, 2000, there will be no CDSC on Class B shares redeemed pursuant to an AWP withdrawal, as long as the amount of the withdrawal does not exceed an annual rate of 12% of the greater of the account value at the time of the first withdrawal under the AWP, or the account value at the time of the subsequent withdrawal. Withdrawals with respect to Class B shares under the AWP that exceed such amounts will be subject to a CDSC.


================================================================================

                                                                   May 30, 2000

                        THE DREYFUS/LAUREL FUNDS TRUST

                      DREYFUS PREMIER MANAGED INCOME FUND

                           SUPPLEMENT TO PROSPECTUS

                               DATED MAY 1, 2000

      THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "YOUR INVESTMENT -- SERVICES FOR FUND INVESTORS."

Class B Shares -- Dreyfus Automatic Withdrawal Plan

      For any Fund account opened on or after July 24, 2000, or any existing Fund account to which the Dreyfus Automatic Withdrawal Plan ("AWP") is added on or after July 24, 2000, there will be no CDSC on Class B shares redeemed pursuant to an AWP withdrawal, as long as the amount of the withdrawal does not exceed an annual rate of 12% of the greater of the account value at the time of the first withdrawal under the AWP, or the account value at the time of the subsequent withdrawal.

                                                                       349s0500





                                                                    May 30, 2000



                         THE DREYFUS/LAUREL FUNDS TRUST
                       DREYFUS PREMIER MANAGED INCOME FUND

                Supplement to Statement of Additional Information
                                Dated May 1, 2000


          The following information supplements the information contained in the section of the Fund's Statement of Additional Information entitled "Shareholder Services - Automatic Withdrawal Plan."

          Class B Shares - Automatic Withdrawal Plan

          For any Fund account opened on or after July 24, 2000, or any existing Fund account to which the Automatic Withdrawal Plan ("AWP") is added on or after July 24, 2000, there will be no CDSC on Class B shares redeemed pursuant to an AWP withdrawal, as long as the amount of the withdrawal does not exceed an annual rate of 12% of the greater of the account value at the time of the first withdrawal under the AWP, or the account value at the time of the subsequent withdrawal. Withdrawals with respect to Class B shares under the AWP that exceed such amounts will be subject to a CDSC.

================================================================================


                                                                  May 30, 2000

                        THE DREYFUS/LAUREL FUNDS TRUST

                        DREYFUS PREMIER CORE VALUE FUND

                           SUPPLEMENT TO PROSPECTUS

                               DATED MAY 1, 2000

      THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "YOUR INVESTMENT -- SERVICES FOR FUND INVESTORS."

Class B Shares -- Dreyfus Automatic Withdrawal Plan

      For any Fund account opened on or after July 24, 2000, or any existing Fund account to which the Dreyfus Automatic Withdrawal Plan ("AWP") is added on or after July 24, 2000, there will be no CDSC on Class B shares redeemed pursuant to an AWP withdrawal, as long as the amount of the withdrawal does not exceed an annual rate of 12% of the greater of the account value at the time of the first withdrawal under the AWP, or the account value at the time of the subsequent withdrawal.

                                                                       312s0500


                                                                    May 30, 2000



                         THE DREYFUS/LAUREL FUNDS TRUST
                         DREYFUS PREMIER CORE VALUE FUND

                Supplement to Statement of Additional Information
                                Dated May 1, 2000


          The following information supplements the information contained in the section of the Fund's Statement of Additional Information entitled "Shareholder Services - Automatic Withdrawal Plan."

          Class B Shares - Automatic Withdrawal Plan

          For any Fund account opened on or after July 24, 2000, or any existing Fund account to which the Automatic Withdrawal Plan ("AWP") is added on or after July 24, 2000, there will be no CDSC on Class B shares redeemed pursuant to an AWP withdrawal, as long as the amount of the withdrawal does not exceed an annual rate of 12% of the greater of the account value at the time of the first withdrawal under the AWP, or the account value at the time of the subsequent withdrawal. Withdrawals with respect to Class B shares under the AWP that exceed such amounts will be subject to a CDSC.